COMMITMENTS AND CONTIGENT LIABILITIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases its operating facilities under non-cancelable operating lease agreements, which expire on various dates, the latest of which is in June 2019. In addition, the Company leases motor vehicles under non-cancelable operating leases. Future minimum commitments under these leases as of December 31, 2015, are as follows:

Year ended December 31,	Operating Leases

2016	$1,753
2017	1,509
2018	702
2019 and after	177

$4,141

b.	Rent expenses under facilities operating leases for the years ended December 31, 2015, 2014 and 2013 were $ 1,346, $ 1,146 and $ 850, respectively.